Leases - Maturity analysis of the Company's (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum lease payments
2024	¥ 1,763,815	$ 248,428
2025	1,380,948	194,502
2026	758,834	106,880
2027	418,912	59,003
2028 and after	206,396	29,070
Total undiscounted cash flows	4,528,905	637,883
Less: imputed interest	(243,097)	(34,240)
Present value of lease liabilities	¥ 4,285,808	$ 603,643